Shareholders' equity - Additional Information (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions		1 Months Ended	12 Months Ended
	Apr. 27, 2016	Jun. 07, 2016	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Class of Stock [Line Items]
Amounts available for distributions			¥ 1,069,296	¥ 735,394	¥ 583,354
Investee undistributed earnings equity method			¥ 174,260	¥ 164,311	¥ 136,112
Dividends on common stock per share			¥ 13	¥ 19	¥ 17
Minimum tradable quantity of share lot			100
Common stock held in treasury, shares			214,170,602	223,697,388
Common stock held in treasury, value			¥ 148,517	¥ 151,805
Repurchased shares of common stock			24,364,753	155,232,995	40,054,831
Subsequent Event [Member]
Class of Stock [Line Items]
Repurchased shares of common stock		35,000,000
Repurchased shares of common stock at cost		¥ 16,325
Subsequent Event [Member] | Minimum [Member]
Class of Stock [Line Items]
Share buyback program date	May 18, 2016
Subsequent Event [Member] | Maximum [Member]
Class of Stock [Line Items]
Repurchased shares of common stock	35,000,000
Repurchased shares of common stock at cost	¥ 20,000
Share buyback program date	Jul. 22, 2016
Affiliated companies
Class of Stock [Line Items]
Common stock held in treasury, shares			1,129,833	1,141,686	1,143,181
Common stock held in treasury, value			¥ 2,024	¥ 2,017	¥ 2,120